STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Notes to Financial Statements
Note 8. STOCKHOLDERS' EQUITY

During the six months ended August 31, 2013, we issued approximately 133,800 shares of common stock to our independent directors for payment of fees pursuant to the Board of Director’s compensation plan, 50,000 shares to a consultant for services, and 500,000 shares to legal counsel for services.

During the year ended February 28, 2013 the number of shares of our common stock outstanding has increased by 35.1 million shares, primarily as a result of the sale of our common stock and the payment of the contingent considerations related to the acquisition of Hipcricket in August 2011.

During the year ended February 28, 2013, we issued 22.0 million shares of common stock in connection with two public offerings of shares registered on a Form S-3 shelf registration statement which became effective with the SEC in July 2011.

· On October 3, 2012, we sold 8.5 million shares of common stock at a price to the public of $0.80 per share. We also issued warrants to purchase an additional 2.125 million shares of common stock at an exercise price of $0.96 per share. We raised $6.2 million in proceeds, net of $0.6 million in costs related to the offering.

· On February 4, 2013, we sold 13.5 million shares of common stock at a price to the public of $0.49 per share. We also issued warrants to purchase an additional 6.7 million shares of common stock at an exercise price of $0.66 per share. We raised $5.9 million in proceeds, net of $0.7 million in costs related to the offering.

During the year ended February 28, 2013, we issued approximately 9.2 million shares of common stock as acquisition related contingent consideration in accordance with the purchase of Hipcricket, Inc.  We also issued approximately 1.9 million shares of common stock in connection with the acquisition of all of the outstanding common stock and preferred stock of GEOS IP, the assets of which comprise patents and intellectual property.  See Note 4.

During the year ended February 28, 2013, we issued approximately 1.6 million shares of common stock for option and warrant exercises and 500,000 shares of common stock to our legal counsel for services rendered to us related to corporate transactions and financial reporting.

During the year ended February 29, 2012, we issued 9.4 million shares of common stock in connection with a public offering, with net proceeds of $18.5 million.  These shares were issued at $2.15 per share, and were registered on a Form S-3 registration statement which became effective with the SEC in July 2011. Transaction fees and other fees related to the underwriting were $1.7 million.

During the year ended February 29, 2012, we issued 12.9 million shares of common stock in connection with acquisitions, see Note 4.